Acquisitions (Details 4)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Business Acquisition [Line Items]
Ordinary shares issued to seller	$ 606,114
Ordinary share price on December 31, 2021 | $ / shares	$ 2.65
Four Cubed [Member]
Business Acquisition [Line Items]
Ordinary shares issued to seller	$ 606,114
Ordinary share price on December 31, 2021 | $ / shares	$ 2.65
Consideration in ordinary shares	$ 1,606,202
Cash paid to Seller	6,195,000
Due to Seller	691,523
Purchase consideration	$ 8,492,725